COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011
Twelve months ended June 30, 2013	$ 141,028	$ 87,129
June 30, 2014	146,541	127,706
June 30, 2015	152,053	133,219
June 30, 2016	157,566	138,731
June 30, 2017	66,609	144,244
Total	$ 663,797	$ 631,029